[LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP]
January 20, 2010
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Re: Valic Company I (File Nos. 2-83631 / 811-03738)
       Valic Company II (File Nos. 333-53589 / 811-08789)
Dear Sir or Madam:
On behalf of the Asset Allocation Fund, Capital Conservation Fund, Global Social Awareness Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, Mid Cap Index Fund, Mid Cap Strategic Growth Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and the Stock Index Fund, each, a series of Valic Company I, and the Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, International Small Cap Equity Fund, Moderate Growth Lifestyle Fund, Socially Responsible Fund and the Strategic Bond Fund, each, a series of Valic Company II (each series, a “Fund” and collectively, the “Funds”) we hereby transmit for filing pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the preliminary proxy materials relating to a Special Joint Meeting of Shareholders of the Funds that is scheduled to be held on March 26, 2010 (the “Special Meeting”).
As described in the proxy statement, the purpose of the Special Meeting is to request that shareholders of each Fund approve a new subadvisory agreement between The Variable Annuity Life Insurance Company and PineBridge Investments LLC or SunAmerica Asset Management Corp., as applicable.
It is anticipated that the proxy materials will be mailed to shareholders on or about February 3, 2010.
For your convenience, we note that Staff examiner Jim O’Connor reviewed similar preliminary proxy materials, filed on December 23, 2009, relating to a Special Joint Meeting of Shareholders of certain SunAmerica Income Funds and SunAmerica Equity Funds. The definitive proxy materials for such funds were filed on January 15, 2010.
If you have any questions regarding the foregoing, please do not hesitate to contact the undersigned at (212)-728-8555. If I am not available, you may reach my colleague, James Hannigan, at (212)-728-8117.

Very truly yours,
/s/ Edward Gizzi
Edward Gizzi
Enclosure